Wealth Management Transaction and Service Fees	12 Months Ended
Dec. 31, 2021
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Wealth Management Transaction and Service Fees
7	Wealth management transaction and service fees

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current Products	458,503	1,022,077	1,777,202
Legacy Products	2,145,726	742,861	430,141

	2,604,229	1,764,938	2,207,343